RELATED PARTY TRANSACTIONS (Details) - USD ($)	Nov. 30, 2016	Aug. 31, 2016
RELATED PARTY TRANSACTIONS DETAILS
Unpaid wages owed to the related parties and are included in accrued liabilities	$ 820,930	$ 720,037
Due to a former director of the Company	$ 75,000	$ 75,000